CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               November 9, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


       Re:            First Trust Exchange-Traded Fund IV
                 (Registration Nos. 333-174332 and 811-22559)
              --------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of a Prospectus and Statement of Additional Information for First Trust SSI Strategic Convertible Securities ETF, a series of the Registrant, filed pursuant to Rule 497(c) on November 4, 2015.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                                 Very truly yours,

                                                 CHAPMAN AND CUTLER LLP


                                                 By: /s/ Morrison C. Warren
                                                     ------------------------
                                                         Morrison C. Warren


Enclosure